Segment Information (Tables)	6 Months Ended
Jun. 30, 2012
Segment Reporting [Abstract]
Schedule of financial information of segments

	Hospitality	Residential	Corporate	Totals
Three months ended June 30, 2012
Revenue	$1,904,531	$230,855	$-	$2,135,386
Operating income (loss)	$(1,226,686)	$(57,966)	$(454,326)	$(1,738,978)
Net income (loss)	$(1,213,399)	$(57,966)	$(540,265)	$(1,811,630)

Three months ended June 30, 2011
Revenue	$1,121,785	$237,146	$-	$1,358,931
Operating income (loss)	$(404,658)	$(15,956)	$(340,130)	$(760,744)
Net income (loss)	$(366,544)	$(15,956)	$(375,239)	$(757,739)

Six months ended June 30, 2012
Revenue	$3,203,158	$469,769	$-	$3,672,927
Operating income (loss)	$(1,932,633)	$(66,515)	$(684,481)	$(2,683,629)
Net income (loss)	$(1,924,388)	$(66,515)	$(845,962)	$(2,836,865)

Six months ended June 30, 2011
Revenue	$2,321,817	$460,286	$-	$2,782,103
Operating income (loss)	$(735,063)	$(21,812)	$(542,290)	$(1,299,165)
Net income (loss)	$(669,494)	$(21,812)	$(605,611)	$(1,296,917)

Total assets as of June 30, 2012	$6,197,470	$231,633	$5,103,777	$11,532,880

Schedule of financial information of geographical data by segment

	United States	Canada	Other Foreign	Totals
Three months ended June 30, 2012
Hospitality Revenue	$1,714,511	$146,379	$43,641	$1,904,531
Residential Revenue	230,855	-	-	230,855
Totals	$1,945,366	$146,379	$43,641	$2,135,386

Three months ended June 30, 2011
Hospitality Revenue	$833,302	$239,704	$48,779	$1,121,785
Residential Revenue	237,146	-	-	237,146
Totals	$1,070,448	$239,704	$48,779	$1,358,931

Six months ended June 30, 2012
Hospitality Revenue	$2,820,642	$304,870	$77,646	$3,203,158
Residential Revenue	469,769	-	-	469,769
Totals	$3,290,411	$304,870	$77,646	$3,672,927

Six months ended June 30, 2011
Hospitality Revenue	$1,719,673	$504,696	$97,448	$2,321,817
Residential Revenue	460,286	-	-	460,286
Totals	$2,179,959	$504,696	$97,448	$2,782,103

Total assets as of June 30, 2012	$10,882,023	$532,698	$118,159	$11,532,880